--------------------------------------------------------------------------------
|                  U.S. SECURITIES AND EXCHANGE COMMISSION                      |
|                           Washington, D.C. 20549                              |
|                                                                               |
|                                                                               |
|                                 FORM 24F-2                                    |
|                      Annual Notice of Securities Sold                         |
|                           Pursuant to Rule 24F-2                              |
|                                                                               |
|------------------------------------------------------------------------------ |
| 1. Name and address of issuer:        The EMERALD FUNDS,                      |
|                                       3435 STELZER ROAD                       |
|                                       COLUMBUS, OHIO 43219                    |
|                                                                               |
|------------------------------------------------------------------------------ |
| 2. Name of each series or class of funds for which this notice is filed:      |
|                                                                               |
|                                SEE ATTACHED PAGE (1)                          |
|                                                                               |
|------------------------------------------------------------------------------ |
| 3. Investment Company Act File Number:     811-5515                           |
|                                                                               |
|                                                                               |
|    Securities Act File Number     33-20658                                    |
|                                                                               |
|------------------------------------------------------------------------------ |
| 4. Last day of the fiscal year for which this notice is filed:                |
|                                                                               |
|                                   NOVEMBER 30, 1995                           |
|------------------------------------------------------------------------------ |
| 5. Check box if this notice is being filed more than 180 days after the close |
|    of the issuer's fiscal year for purpose of reporting securities sold after |
|    the close of the fiscal year but before termination of the issuer's        |
|    24F-2 declaration:                                                         |
|                                                                               |
|                                                       [  ]                    |
|------------------------------------------------------------------------------ |
| 6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if     |
|    applicable:                                                                |
|                                                                               |
|-----------------------------------------------------------------------------  |
| 7. Number and amount of securities of the same class or series which had been |
|    registered under the Securities Act of 1933 other than pursuant to rule    |
|    24F-2 in a prior fiscal year, but which remained unsold at the             |
|    beginning of the fiscal year:                                              |
|                                 NONE                                          |
|                                                                               |
|-----------------------------------------------------------------------------  |
| 8. Number and amount of securities registered during the fiscal year other    |
|    than pursuant to rule 24F-2:                                               |
|                                                                               |
|                                 NONE                                          |
|                                                                               |
|-----------------------------------------------------------------------------  |
| 9. Number and aggregate sale price of securities sold during the fiscal year: |
|                                                                               |
|                           9,015,632,403 Price                                 |
|                           8,893,332,050 Shares                                |
|                                                                               |
 -------------------------------------------------------------------------------


-------------------------------------------------------------------------------
|10. Number and aggregate sale price of securities sold during the fiscal     |
|    year in reliance upon registration pursuant to rule 24f-2:               |
|                                                                             |
|                        9,015,632,403 Price                                  |
|                        8,893,332,050 Shares                                 |
|                                                                             |
|-----------------------------------------------------------------------------|
|11. Number and aggregate sale price of securities issued during the fiscal   |
|    year in connection with the dividend reinvestment plans, if applicable:  |
|                        45,672,343 Price                                     |
|                        28,157,943 Shares                                    |
|                                                                             |
|-----------------------------------------------------------------------------|
|12. Calculation of registration fee:                                         |
|                                                                             |
|     (i)  Aggregate sale price of securities sold during                     |
|          the fiscal year in reliance on rule 24F-2:          9,015,632,403  |
|                                                             --------------  |
|     (ii) Aggregate price of shares issued in connection                     |
|          with dividend reinvestment plans:                      45,672,343  |
|                                                             --------------  |
|     (iii)Aggregate price of shares redeemed or repurchased                  |
|          during the fiscal year:                             8,865,468,742  |
|                                                             --------------  |
|     (iv) Aggregate price of shares redeemed or repurchased                  |
|          and previously applied as a reduction to filing                    |
|          fees pursuant to rule 24F-2:                                    0  |
|                                                             --------------  |
|     (v)  Net aggregate price of securities sold and issued                  |
|          during the fiscal year in reliance on rule 24F-2:     195,836,004  |
|                                                             --------------  |
|     (vi) Multiplier prescribed by Section 6(b) of the                       |
|          Securities Act of 1933 or other applicable                         |
|          law or registration:                                        /2900  |
|                                                             --------------  |
|     (vii)Fee Due:                                                67,529.66  |
|                                                             --------------  |
|-----------------------------------------------------------------------------|
|13. Check box if fees are being remitted to the Commission's lockbox         |
|    depository as described in section 3a of the Commission's Rules          |
|    of Informal and Other Procedures                                         |
|                                                                             |
|                                                         [ X ]               |
|                                                                             |
|    Date of mailing or wire transfer of filing fees to the Commission's      |
|    lockbox depository:                                                      |
|                                                                             |
|                       01/26/96                                              |
|-----------------------------------------------------------------------------|
|                                 SIGNATURES                                  |
|                                                                             |
|    This report has been signed below by the following persons on behalf of  |
|    the issuer and in the capacities and on the dates indicated.             |
|                                                                             |
|    By (Signature and Title)*     /s/ Martin R. Dean                         |
|                                  -----------------------------------------  |
|                                                                             |
|                                  Martin Dean, Treasurer                     |
|                                  -----------------------------------------  |
|                                                                             |
|    Date 01/26/96                                                            |
|    ---------------------                                                    |
|       * Please print the name and title of the signing officer below the    |
|         signature.                                                          |
|                                                                             |
-------------------------------------------------------------------------------


                                                                            (1)
THE EMERALD FUNDS
-----------------


PRIME(EMERALD SHARES)
PRIME(SERVICE SHARES)
PRIME(INVESTOR SHARES)

TREASURY(EMERALD SHARES)
TREASURY(SERVICE SHARES)
TREASURY(INVESTOR SHARES)

TAX EXEMPT(EMERALD SHARES)
TAX EXEMPT(SERVICE SHARES)
TAX EXEMPT(INVESTOR SHARES)

PRIME TRUST

TREASURY TRUST

EQUITY(A SHARES)
EQUITY(B SHARES)
EQUITY(INSTITUTIONAL SHARES)

U.S. GOVERNMENT SECURITIES(A SHARES)
U.S. GOVERNMENT SECURITIES(B SHARES)
U.S. GOVERNMENT SECURITIES(INSTITUTIONAL SHARES)

FLORIDA TAX EXEMPT(A SHARES)
FLORIDA TAX EXEMPT(B SHARES)
FLORIDA TAX EXEMPT(INSTITUTIONAL SHARES)

SMALL CAPITALIZATION(A SHARES)
SMALL CAPITALIZATION(B SHARES)
SMALL CAPITALIZATION(INSTITUTIONAL SHARES)

MANAGED BOND(A SHARES)
MANAGED BOND(B SHARES)
MANAGED BOND(INSTITUTIONAL SHARES)

SHORT-TERM FIXED INCOME(A SHARES)
SHORT-TERM FIXED INCOME(B SHARES)
SHORT-TERM FIXED INCOME(INSTITUTIONAL SHARES)

BALANCED(A SHARES)
BALANCED(B SHARES)
BALANCED(INSTITUTIONAL SHARES)

LAW OFFICES

                                  DRINKER BIDDLE & REATH

      SUITE 900             PHILADELPHIA NATIONAL BANK BUILDING           SUITE 400
901 FIFTEEN STREET. N.W.            1345 CHESTNUT STREET              47 HULFISH STREET
WASHINGTON DC 20005-2503         PHILADELPHIA, PA 19107-3496         POST OFFICE BOX 627
    (202) 642-8800                TELEPHONE: (215) 988-2700       PRINCETON, N.J. 05542-0027
                                        TELEX 834884                    (609) 921-5336
                                     FAX (215) 988-2757
                                                                          SUITE 300
                                                                    1000 WESTLAKES DRIVE
                                                                    BERWYN, PA 19312-2409
                                                                        (610) 893-2200

                               January 25, 1996


Emerald Funds
125 W. 55th Street
11th Floor
New York, New York  10019

        Re:     Rule 24f-2 Notice for Emerald Funds
                (Registration No. 33-20658)
                -----------------------------------

Ladies and Gentlemen:

        We have acted as counsel for Emerald Funds, a Massachusetts business trust (the"Trust"), in connection with the registration of its Class A-1 Shares representing interests in its Treasury Trust Fund Portfolio; its Class B-1 Shares representing interests in its Prime Trust Fund Portfolio; its Class D-1 Shares, Class D-2 Shares and Class D-3 Shares representing interests in its Treasury Fund Portfolio; its Class E-1 Shares, Class E-2 Shares and Class E-3 Shares representing interests in its Prime Fund Portfolio; its Class F-1 Shares, Class F-2 Shares and Class F-3 Shares representing interests in its Tax-Exempt Fund Portfolio; its Class G-1 Shares, Class G-2 Shares and Class G-3 Shares representing interests in its Equity Fund Portfolio; its Class H-1 Shares, Class H-2 Shares and Class H-3 Shares representing interests in the U.S. Government Securities Fund Portfolio; its Class I-1 Shares, Class I-2 Shares and Class I-3 Shares representing interests in its Florida Tax-Exempt Fund Portfolio; its Class J-1 Shares, Class J-2 Shares and Class J-3 Shares representing interests in its Small Capitalization Fund Portfolio; its Class K-1 Shares, Class K-2 Shares and Class K-3 Shares representing interests in its Short-Term Fixed Income Fund Portfolio; its Class L-1 Shares, Class L-2 Shares and Class L-3 Shares representing interests in its Managed Bond Fund Portfolio; and its Class M-1 Shares, Class M-2 Shares and Class M-3 Shares representing interests in its Balanced Fund Portfolio (collectively, the "Shares"), under the Securities Act of 1933 as amended. During the Trust's fiscal year ended November 30, 1995, all of the foregoing Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Trust is authorized to issue an unlimited number of Shares, par value of $.001, of each of the aforesaid classes.

                            DRINKER BIDDLE & REATH

Emerald Funds                    -2-                       January 25, 1996


    We have reviewed the Trust's Agreement and Declaration of Trust, its Code of Regulations, as amended, resolutions adopted by its Board of Trustees and shareholders, and such other legal and factual matters as we have deemed appropriate. We have also consulted with Massachusetts counsel as to matters arising under Massachusetts law.

    ON the basis of the foregoing, we are of the opinion that the foregoing Shares registered pursuant to Rule 24f-2 were, when issued for payment as described in the Trust's prospectuses, validly issued, fully paid and non-assessable by the Trust.

     With respect to the opinion stated above, we wish to point out that the shareholders of a Massachusetts business trust may under some circumstances be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that its assets are insufficient for that purpose.

    We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Rule 24f-2 Notice.

                                         Very truly yours,

                                         DRINKER BIDDLE & REATH